Note 6 - Investments in Juanicipio - Investment Relating to Interests in Juancipio Property and Minera Juancipio (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Joint venture oversight expenditures incurred 100% by MAG		$ 568	$ 345
Interest earned on advance to Minera Juanicipio (1)		(637)	(2,627)
Cash contributions to Minera Juanicipio	[1]	63,712	53,200
Total for the year		63,713	53,545
Equity pick up of current income (loss) for the year	[2]	2,214	1,884
Balance, beginning of year		136,643	81,214
Balance, end of year		202,570	136,643
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Interest earned on advance to Minera Juanicipio (1)	[1]	(567)
Cash contributions to Minera Juanicipio		$ 63,712

[1]	During the year, Fresnillo and the Company advanced $144,800 as shareholder loans (MAG's 44% share $63,712) to Minera Juanicipio, bearing interest at Libor + 2%. The interest accrued within Minera Juanicipio was capitalized to 'Mineral Interests, plant and equipment' and the interest recorded by the Company on the loan totaling $567 has therefore been credited to the Investment in Juanicipio account as an eliminating related party entry (see Note 14).
[2]	Represents the Company's 44% share of Minera Juanicipio's net income for the year, as determined by the Company.